UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05502
                                                    ----------------

                              Comstock Funds, Inc.
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               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
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               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                        Date of fiscal year end: April 30
                                                -----------

                   Date of reporting period: January 31, 2006
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

 COMSTOCK STRATEGY FUND
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
================================================================================
                                                    MARKET
    UNITS                                           VALUE*
    -----                                           ------
TERM NOTE -- 1.2%

             REAL ESTATE -- 1.2%
     10,000  Merrill Lynch Medium Term Note,
               Ser. C, Due 06/04/09 +(a)        $   122,000
                                                -----------
  PRINCIPAL
    AMOUNT
  ---------
U.S. GOVERNMENT OBLIGATIONS -- 95.7%

             U.S. TREASURY BILL -- 13.7%
$ 1,366,000  U.S. Treasury Bill,
              3.947%++, 03/23/06                  1,358,686
                                                -----------
             U.S. TREASURY NOTES -- 82.0%
             U.S. Treasury Notes,
  2,500,000   3.875%, 07/31/07                    2,476,565
  5,400,000   6.000%, 08/15/09                    5,665,993
                                                -----------
                                                  8,142,558
                                                -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                 9,501,244
                                                -----------
  NUMBER OF                      EXPIRATION DATE/
  CONTRACTS                       EXERCISE PRICE
  ---------                       --------------
PUT OPTIONS PURCHASED+ -- 3.1%
         70  Cognizant Technology
               Solutions Corp.     Apr. 06/40         2,100
        150  Fannie Mae            Jun. 06/45         9,000
         70  S & P 500 Index       Mar. 06/1075       3,850
        160  S & P 500 Index       Mar. 06/1100      12,000
        125  S & P 500 Index       Jun. 06/1125      63,750
         60  S & P 500 Index       Sep. 06/1125      66,000
        110  S & P 500 Index       Sep. 06/1150     148,500
                                                -----------
TOTAL PUT OPTIONS PURCHASED                         305,200
                                                -----------
TOTAL INVESTMENTS -- 100.0% (Cost $10,139,401)  $ 9,928,444
                                                ===========
----------------
             For Federal tax purposes:
             Aggregate cost                     $10,139,401
                                                ===========
             Gross unrealized appreciation      $   364,205
             Gross unrealized depreciation         (575,162)
                                                -----------
             Net unrealized appreciation
             (depreciation)                     $  (210,957)
                                                ===========
----------------
(a)  Security return is linked to the performance of the PHLX Housing Sector
     Index.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

COMSTOCK CAPITAL VALUE FUND
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2006 (UNAUDITED)
================================================================================
                                                    MARKET
    UNITS                                           VALUE*
    -----                                           ------
TERM NOTE -- 1.4%

             REAL ESTATE -- 1.4%
     50,000  Merrill Lynch Medium Term Note,
               Ser. C, Due 06/04/09 + (a)       $   610,000
                                                -----------
  PRINCIPAL
    AMOUNT
  ---------
U.S. GOVERNMENT OBLIGATIONS -- 97.2%

             U.S. TREASURY BILLS -- 97.2%
$41,896,000  U.S.  Treasury Bills,
               3.808% to 4.334%++,
               02/02/06 to 04/06/06 (b)(c)       41,675,276
                                                -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                41,675,276
                                                -----------

  NUMBER OF                      EXPIRATION DATE/
  CONTRACTS                       EXERCISE PRICE
  ---------                       --------------
PUT OPTIONS PURCHASED+ -- 1.4%
        400  Fannie Mae            Jun. 06/45        24,000
        350  S & P 500 Index       Mar. 06/1075      19,250
        295  S & P 500 Index       Mar. 06/1100      22,125
        525  S & P 500 Index       Jun. 06/1125     267,750
        250  S & P 500 Index       Sep. 06/1125     275,000
                                                -----------
TOTAL PUT OPTIONS PURCHASED                         608,125
                                                -----------
TOTAL INVESTMENTS -- 100.0% (Cost $44,469,699)  $42,893,401
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $44,469,699
                                                ===========
              Gross unrealized appreciation     $   110,020
              Gross unrealized depreciation      (1,686,318)
                                                -----------
              Net unrealized appreciation
                (depreciation)                  $(1,576,298)
                                                ===========

SECURITIES SOLD SHORT -- (26.7)%

   SHARES
   ------
COMMON STOCKS -- (26.2)%

             BUSINESS SERVICES -- (1.4)%
     11,000  CDW Corp.                           $  616,000
                                                -----------
             COMPUTER HARDWARE -- (1.1)%
     16,000  Dell Inc.                              468,960
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- (2.6)%
     25,000  Juniper Networks Inc.                  453,250
     10,000  Research in Motion Ltd.                675,000
                                                -----------
                                                  1,128,250
                                                -----------
             ELECTRONICS -- (3.5)%
     25,000  Cogent Inc.                            600,750
     22,000  Maxim Integrated Products Inc.         902,880
                                                -----------
                                                  1,503,630
                                                -----------
             FINANCIAL SERVICES -- (9.9)%
     40,000  Accredited Home Lenders Holding Co.  2,101,200
      9,000  Capital One Financial Corp.            749,700
     20,000  Countrywide Financial Corp.            668,800


                                                   MARKET
   SHARES                                          VALUE*
   ------                                          ------
SECURITIES SOLD SHORT (CONTINUED)
     12,000  MBIA Inc.                          $   738,720
                                                -----------
                                                  4,258,420
                                                -----------
             METALS AND MINING -- (1.5)%
     20,000  Alcoa Inc.                             630,000
                                                -----------
             PAPER AND FOREST PRODUCTS -- (3.4)%
     45,000  International Paper Co.              1,468,350
                                                -----------
             RETAIL -- (2.8)%
     24,000  bebe stores inc.                       484,320
     14,000  Costco Wholesale Corp.                 698,460
                                                -----------
                                                  1,182,780
                                                -----------
TOTAL SECURITIES SOLD SHORT
    (Total Proceeds $11,270,165)                $11,256,390
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost                    $11,270,165
                                                ===========
              Gross unrealized appreciation     $ 1,013,514
              Gross unrealized depreciation        (999,739)
                                                -----------
              Net unrealized appreciation
               (depreciation)                   $    13,775
                                                ===========

  NUMBER OF                                       UNREALIZED
  CONTRACTS                      EXPIRATION DATE DEPRECIATION
  ---------                      --------------- ------------
FUTURES CONTRACTS -- SHORT POSITION -- (0.5)%
         50  S & P 500 Index Futures  03/16/06  $  (202,500)
                                                ===========
----------------
(a)  Security return is linked to the performance of the PHLX Housing Sector
     Index.
(b) At January 31, 2006, $27,800,000 of the principal amount was pledged as collateral for securities sold short.
(c) At January 31, 2006, $3,000,000 of the principal amount was pledged as collateral for futures contracts.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Comstock Funds, Inc.
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By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 17, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     March 17, 2006
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* Print the name and title of each signing officer under his or her signature.